                       SELECT DIMENSIONS VARIABLE ANNUITY
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                   SUPPLEMENT DATED SEPTEMBER 20, 1999 TO THE
                          PROSPECTUS DATED MAY 3, 1999

One additional investment option is now available within Series II of the Select Dimensions variable annuity. The third paragraph of the first page of the prospectus should include the following Sub-Account and the underlying investment for that Sub-Account:

     - The Active International Allocation Sub-Account which purchases shares of Active International Allocation Portfolio of the Morgan Stanley Dean Witter Universal Funds, Inc.;

The tables and accompanying footnotes under the section entitled "Fee Table -- Summary" should be deleted and replaced with the following language:

                         ANNUAL FUND OPERATING EXPENSES
                     (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                                  MANAGEMENT         OTHER          TOTAL FUND
                                                                     FEES           EXPENSES         OPERATING
                                                                  INCLUDING                          EXPENSES
                                                                   WAIVERS                           INCLUDING
                                                                                                     WAIVERS
MORGAN STANLEY DEAN WITTER SELECT DIMENSIONS INVESTMENT
   SERIES:
Money Market Portfolio                                              0.50%            0.05%             0.55%
North American Government Securities Portfolio                      0.65%            0.50%             1.15%
Diversified Income Portfolio                                        0.40%            0.09%             0.49%
Balanced Growth Portfolio                                           0.62%            0.09%             0.71%
Utilities Portfolio                                                 0.65%            0.06%             0.71%
Dividend Growth Portfolio                                           0.60%            0.03%             0.63%
Value-Added Market Portfolio                                        0.50%            0.05%             0.55%
Growth Portfolio                                                    0.81%            0.25%             1.06%
American Value Portfolio                                            0.62%            0.04%             0.66%
Mid-Cap Growth Portfolio (1)                                        0.75%            0.23%             0.98%
Global Equity Portfolio                                             1.00%            0.10%             1.10%
Developing Growth Portfolio                                         0.50%            0.09%             0.59%
Emerging Markets Portfolio                                          1.25%            0.48%             1.73%
MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.:
High Yield Portfolio (2)                                            0.15%            0.65%             0.80%
Mid-Cap Value Portfolio (2)                                         0.23%            0.82%             1.05%
Emerging Markets Debt Portfolio (2)                                 0.27%            1.25%             1.52%
Emerging Markets Equity Portfolio (2)                               0.00%            1.95%             1.95%
Fixed Income  Portfolio (2)                                         0.06%            0.64%             0.70%
Active International Allocation (2)                                 0.53%            0.62%             1.15%
VAN KAMPEN LIFE INVESTMENT TRUST:
Strategic Stock Portfolio (3)                                       0.00%            0.65%             0.65%
Enterprise Portfolio (3)                                            0.46%            0.14%             0.60%

(1) With respect to the Mid-Cap Growth Portfolio, the expense information shown in the table above has been restated to reflect the current fees. Prior to April 30, 1999, the investment adviser, Morgan Stanley Dean Witter Advisors Inc., assumed all expenses of the Portfolio and waived the compensation provided for the Portfolio in its management agreement with the Fund.

(2) With respect to the High Yield, Mid-Cap Value, Fixed Income, Active International Allocation, Emerging Markets Equity, and Emerging Markets Debt Portfolios, the investment advisers have voluntarily agreed to waive their investment advisory fees and to reimburse certain expenses of the Portfolios if such fees would cause the respective "Total Fund Operating Expenses" to exceed certain limits. The annual expense ratios for the Active International Allocation Portfolio have been estimated. Absent such reductions, it is estimated that "Management Fees", "Other Expenses" and "Total Fund Operating Expenses" for the Portfolios would have been as follows:

                                                                                                    TOTAL FUND
PORTFOLIO                                                         MANAGEMENT        OTHER            OPERATING
                                                                     FEES          EXPENSES          EXPENSES
High Yield                                                          0.50%            0.65%             1.15%
Mid-Cap Value                                                       0.75%            0.82%             1.57%
Fixed Income                                                        0.40%            0.64%             1.04%
Emerging Markets Equity                                             1.25%            2.20%             3.45%
Emerging Markets Debt                                               0.80%            1.25%             2.05%
Active International Allocation                                     0.80%            0.62%             1.42%

(3) With respect to the Strategic Stock Portfolio and the Enterprise Portfolio, the investment adviser, Van Kampen Asset Management Inc. has voluntarily agreed to waive its investment advisory fees and to reimburse the Portfolios if such fees would cause their respective "Total Fund Operating Expenses" to exceed those set forth in the table above. Absent the aforementioned reductions, it is estimated that "Management Fees", "Other Expenses" and "Total Fund Operating Expenses" for the Portfolios would have been as follows:

                                                                                                    TOTAL FUND
PORTFOLIO                                                         MANAGEMENT        OTHER            OPERATING
                                                                     FEES          EXPENSES          EXPENSES
Strategic Stock                                                     0.50%            2.09%             2.59%
Enterprise                                                          0.50%            0.17%             0.67%

The following should be added to the first Example following the Annual Fund Operating Expenses:

THE FOLLOWING TABLE ASSUMES THE OPTIONAL INTEREST ACCUMULATION DEATH BENEFIT WAS
ELECTED:

                   If you surrender your Contract at   If you annuitize your Contract at    If you do not surrender your
                      the end of the applicable time      the end of the applicable time     Contract, you would pay the
                        period you would pay the            period you would pay the           following expenses on a
                   following expenses on a $1,000      following expenses on a $1,000        $1,000  investment, assuming
                     investment, assuming a 5%           investment, assuming a 5%           a 5% annual return on assets:
                       annual return on assets:            annual return on assets:

                     1       3         5        10        1       3         5        10       1       3         5        10
SUB-ACCOUNT         YEAR   YEARS     YEARS     YEARS     YEAR    YEARS     YEARS    YEARS    YEAR    YEARS     YEARS    YEARS
Active               $31     $94      $160      $337      $28     $86      $147     $311      $31     $94      $160     $337
  International
  Allocation

The following should be added to the second Example following the Annual Fund Operating Expenses:

THE FOLLOWING TABLE ASSUMES THE OPTIONAL INTEREST ACCUMULATION DEATH BENEFIT WAS NOT ELECTED:


                   If you surrender your Contract at   If you annuitize your Contract at    If you do not surrender your
                      the end of the applicable time      the end of the applicable time     Contract, you would pay the
                        period you would pay the            period you would pay the           following expenses on a
                   following expenses on a $1,000      following expenses on a $1,000        $1,000  investment, assuming
                     investment, assuming a 5%           investment, assuming a 5%           a 5% annual return on assets:
                       annual return on assets:            annual return on assets:

                     1       3         5         10       1       3         5        10       1       3         5        10
SUB-ACCOUNT         YEAR   YEARS     YEARS     YEARS    YEAR    YEARS     YEARS    YEARS    YEAR    YEARS     YEARS    YEARS
Active               $29     $90      $153      $322      $26     $81      $139     $297      $29     $90      $153     $322
  International
  Allocation

The last sentence in the first paragraph under the section entitled "ACCUMULATION UNIT VALUES" should be deleted and replace with the following paragraph:

     The Active International Allocation, the Fixed Income and the Emerging Markets Equity Sub-Accounts are new Sub-Accounts and are not shown below.

The following Active International Allocation Portfolio investment objective should be added after the Fixed Income Portfolio in the Section entitled "The Portfolios- Morgan Stanley Dean Witter Universal Funds, Inc.":

ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO

     Seeks long-term capital appreciation by investing primarily in accordance with country and sector weightings determined by the investment adviser in equity securities of non-issuers which, in the aggregate, replicate broad-market indices.

The fifth and sixth paragraphs under the Section entitled "The Investment Advisers" should be deleted and replaced with the following paragraph:

     In addition to acting as the Sub-Adviser for the Growth Portfolio, MSDW Investment Management, pursuant to an Investment Advisory Agreement with the Morgan Stanley Dean Witter Universal Funds, Inc., is the investment adviser for the Emerging Markets Debt Portfolio, Emerging Markets Equity Portfolio and Active International Allocation Portfolio. As the investment adviser, MSDW Investment Management provides investment advice and portfolio management services for the Emerging Markets Debt Portfolio, subject to the supervision of the Morgan Stanley Dean Witter Universal Fund's Board of Directors.

     The investment adviser for the High Yield Portfolio, the Fixed Income Portfolio and the Mid Cap Value Portfolio is Miller Anderson & Sherrerd, LLP ("MAS"). MAS is a Pennsylvania limited liability partnership founded in 1969 with its principal offices at One Tower Bridge, West Conshohocken, Pennsylvania 19428. MAS provides investment advisory services to employee benefit plans, endowment portfolios, foundations and other institutional investors and has served as an investment adviser to several open-end investment companies. MAS is an indirect wholly-owned subsidiary of MSDW.

333-69491
HV-2449